Interest-Bearing Loans and Borrowings - Additional Information (Detail) $ in Millions, € in Billions	6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	[1]	Jun. 30, 2022 EUR (€)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Commercial papers	$ 0				$ 0
Commercial papers authorized amount	5,000			€ 3.0
Payments of dividends	1,276	$ 1,382
Ambev [member]
Disclosure of detailed information about borrowings [line items]
Net increased decreased debt	75,900				76,200
Impact of changes in foreign exchange rates	2,300
Payments of dividends	1,300
AB inBev [member]
Disclosure of detailed information about borrowings [line items]
Current and non-current interest-bearing loans and borrowings	83,300				$ 88,800
Payment of interests and taxes	$ 38,000

[1]	Amended to conform to 2022 presentation.